14. Other Operating Income and Expense (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Other operating income and expense
(Dollars in thousands)
	2018	2017	2016
Visa debit card income	$3,911	3,757	3,589
Bank owned life insurance income	384	400	407
Gain (loss) on sale of capital assets	544	(32)	—
Other	1,354	1,175	854
	$6,193	5,300	4,850

(Dollars in thousands)
	2018	2017	2016
ATM expense	$542	673	658
Consulting	1,012	785	2,257
Data processing	466	426	418
Deposit program expense	586	539	371
Dues and subscriptions	421	354	451
FHLB advance prepayment penalty	—	508	1,260
Internet banking expense	603	720	710
Office supplies	503	517	465
Telephone	678	855	754
Other	2,834	2,540	1,399
	$7,645	7,917	8,743